CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Sales, net of discounts	$ 255,213	$ 128,002
Cost of Goods Sold	(113,118)	(107,665)
Gross Profit	142,096	20,337
Operating Expenses
Selling, general and administrative	172,237	487,938
Depreciation expense	3,993	166,373
Salaries and wages	16,666	413,161
Operating Expenses/(Loss)	192,896	1,067,472
Loss from Operations	(50,800)	(1,047,135)
Interest expense	(80,619)	(89,558)
Extraordinary Items	66,867
Net Income/(Loss) before Income Taxes	(64,552)	(1,047,135)
Provision for income taxes
Net Income/(Loss)	$ (64,552)	$ (1,136,693)
Basic and Diluted Loss per Share - Class A Common Stock	$ (0.00250)	$ (0.05)
Basic and Diluted Loss per Share - Class B Common Stock	$ (0.0646)	$ (1.05)
Weighted Average Number of Shares Outstanding: Basic and Diluted Common Stock Class A	25,799,031	19,322,390
Weighted Average Number of Shares Outstanding: Basic and Diluted Common Stock Class B	1,000,000	1,000,000